UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California          November 11, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    20
Form 13F Information Table Value Total:             $ 185,289
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/08



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101   9,592	  550,000    SH		SOLE		   550,000	0    0
ARIBA INC	     COMM STK	   04033V203   5,652	  400,000    SH		SOLE		   400,000	0    0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508  13,481	  950,000    SH		SOLE		   950,000	0    0
CITRIX SYS INC	     COMM STK	   177376100  10,104	  400,000    SH		SOLE		   400,000	0    0
FIRST SOLAR INC.     COMM STK	   336433107   4,156	   22,000    SH		SOLE		    22,000	0    0
FOCUS MEDIA HLDG LTD SPONSORED ADR 34415V109  18,532	  650,000    SH		SOLE		   650,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101  13,590	  600,000    SH		SOLE		   600,000	0    0
GOOGLE INC	     COMM STK	   38259P508  16,021	   40,000    SH		SOLE		    40,000	0    0
INSULET CORP	     COMM STK	   45784P101   5,568	  400,000    SH		SOLE		   400,000	0    0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300   9,222	2,650,000    SH		SOLE		 2,650,000	0    0
JA SOLAR
  HOLDINGS CO LTD    SPONSORED ADR 466090107   3,426	  325,000    SH		SOLE		   325,000	0    0
MAKO SURGICAL CORP   COMM STK	   560879108   3,553	  490,000    SH		SOLE		   490,000	0    0
PALM INC	     COMM STK	   696643105  13,134	2,200,000    SH		SOLE		 2,200,000	0    0
PALM INC	     CALL	   696643905   1,138	    6,500	 CALL	SOLE		     6,500	0    0
PROSHARES TR	     ULT.SHORT QQQ 74347R875  12,593	  230,139    SH		SOLE		   230,139	0    0
QUALCOMM INC	     COMM STK	   747525103  12,461	  290,000    SH		SOLE		   290,000	0    0
RESEARCH IN
  MOTION LTD	     COMM STK	   760975102   8,879	  130,000    SH		SOLE		   130,000	0    0
SUNPOWER CORP	     COM CL A	   867652109   4,256	   60,000    SH		SOLE		    60,000	0    0
SUNTECH PWR
  HLDGS CO LTD	     ADR	   86800C104   4,663	  130,000    SH		SOLE		   130,000	0    0
VISTAPRINT LIMITED   SHS	   G93762204  15,271	  465,000    SH		SOLE		   465,000	0    0

GRAND TOTAL				    $185,289
